EQUITY INCENTIVE PLAN - Stock-based compensation expense (Details) - Q S I Operations Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense	$ 457	$ 642	$ 1,924	$ 2,715
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense	340	534	1,290	2,163
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense	40	49	324	354
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense	$ 77	$ 59	310	198
Employees
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense			1,376	2,021
Nonemployees
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expense			$ 548	$ 694